FINANCIAL ASSETS AND LIABILITIES - Summary of Receivables from and Payables to Related Parties (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of receivables and payables [line items]
Receivables from related parties, current		R$ 251,471	R$ 235,541
Receivables from related parties, non-current		88,620	241,001
Related parties receivables		340,091	476,542
Total current liabilities		322,160	387,736
Related party payables		1,078
Amounts payable, related party transactions		323,238	387,736
Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		322,160	387,736
Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		251,471	235,541
Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		88,620	241,001
Commercial operations [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		287,739	323,039
Commercial operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		108,439	107,703
Commercial operations [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		36,952	91,541
Commercial operations [member] | Elevacoes Portuarias S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		21,633	5,424
Commercial operations [member] | Raizen [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	[1]	232,713	296,051
Commercial operations [member] | Raizen [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	63,004	79,297
Commercial operations [member] | Raizen [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]		47,731
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		10,500
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		9,286	14,286
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		36,952	43,810
Commercial operations [member] | Vale SA [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		4,000
Commercial operations [member] | Vale SA [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		5,000
Commercial operations [member] | Norgas S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		8,976
Commercial operations [member] | Aguassanta Participacoes S.A. [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		984	6,419
Commercial operations [member] | Aguassanta Participacoes S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		88	2,184
Commercial operations [member] | Others [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		39,542	20,569
Commercial operations [member] | Others [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		452	6,512
Financial and corporate operations [member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities		34,421	64,697
Financial and corporate operations [member] | Non-Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Related party payables		1,078
Financial and corporate operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		143,032	127,838
Financial and corporate operations [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		51,668	149,460
Financial and corporate operations [member] | Raizen [Member] | Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	[1]	34,421	64,697
Financial and corporate operations [member] | Raizen [Member] | Non-Current Liabilities [Member]
Disclosure of receivables and payables [line items]
Related party payables	[1]	1,078
Financial and corporate operations [member] | Raizen [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	36,032	20,586
Financial and corporate operations [member] | Raizen [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]	46,935	149,347
Financial and corporate operations [member] | Ligga S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[2]	107,000	107,252
Financial and corporate operations [member] | Others [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		R$ 4,733	R$ 113

[1]	Current and non-current assets receivable from Raízen S.A. and its subsidiaries are, substantially, tax credits that will be reimbursed to the Company when realized. The preferred shares are used by Raízen to reimburse Cosan, with preferred dividends, when the net operating loss is consumed in Raízen.Current liabilities represent Cosan S.A.'s obligation to reimburse Raízen S.A. and its subsidiaries for expenses related to settled legal disputes and other liabilities incurred prior to the formation of the joint venture.
[2]	Advance for future capital increase.